MORGAN STANLEY DEAN WITTER STRATEGIST FUND              TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS JANUARY 31, 2001             NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the six-month period ended January 31, 2001, extreme divergence in asset class performance emerged for the first time since the latter part of 1998, as the U.S. equity market corrected and fixed-income instruments rallied. More-volatile sectors of each asset class demonstrated this divergence to an even greater extent, as the Nasdaq fell 26.4 percent, while bonds that carry below investment-grade ratings led the rally in fixed-income securities.

The combined impact of a number of events resulted in this divergent performance. First, the Federal Reserve Board maintained a tight monetary policy during 2000, and only lowered rates in January 2001, when evidence pointed to a more extreme drop-off in business activity than had been anticipated. Second, the rapid slow down in technology capital spending (primarily tied to the historic "pull-in" of technology budgets in 1999 to prepare for Y2K interruptions as well as the build-up of infrastructure for e-commerce initiatives) pressured price/earnings multiples within the technology, media and telecommunication sectors. And third, U.S. consumers began, at long last, to curtail spending patterns that had seen private debt levels climb to historic highs. In effect, the consumer seemed tapped out and corporate America was quick to react by cutting budgets.

PERFORMANCE

Morgan Stanley Dean Witter Strategist Fund's Class B shares posted a total return of 1.78 percent compared to a return of -3.98 percent for the Standard & Poor's 500 Index(1) and 8.02 percent for the Lehman Brothers Government/Credit Index(2). The Fund's Class A, C and D shares returned 2.20 percent, 1.77 percent and 2.27 percent,

----------------

(1) The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Lehman Brothers U.S. Government/Credit Index (formerly Lehman Brothers Government/Corporate Index) tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 2001, CONTINUED

respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

PORTFOLIO STRATEGY

The Fund's mandate, as a fully flexible asset allocation portfolio, is to seek the optimal mix of stocks, bonds and cash needed to achieve a competitive total return with less overall volatility than any single asset class.

In November 1999, we lowered our long-standing overweight position in U.S. equities (70 percent of Fund assets) in favor of a market weight of 55 percent. Since that time, there have been no further adjustments in our asset allocation target, which has featured an above normal cash reserve of 25 percent of assets and a lower-than-normal allocation to bonds, at 20 percent of assets.

One might wonder why, in light of recent volatility in stocks and bonds, we have chosen to hold our asset allocation targets unchanged throughout this period. The answer lies in the macroeconomic backdrop, which has deteriorated as rapidly as valuations in the equity market. Typically, we will allow our quantitative work to indicate when asset classes become undervalued and then measure that asset's probability of outperformance during similar historical periods. While equity valuations have indeed deteriorated, making a number of stocks appear more attractive, the slowing global economy has lowered the profit potentials of these companies as well. While the Federal Reserve's recent decision to lower interest rates should foster a more positive environment for profitability down the road, our historical analysis indicates that the highest probability for a general earnings recovery is in the second quarter of 2001. Obviously, as markets tend to discount in advance, our sense is that, all else being equal, the optimal period to return to an overweight position in equities will be during the third quarter of this year.

The fixed-income markets surprised us by continuing to rally into early 2001. While we have been underweighted in bonds, our analysis continues to indicate that bond prices, especially high-quality U.S. government issued debt, are well ahead of fundamentals. Only a further deterioration in the economic backdrop, or a catastrophic, unforeseen crisis, would lead to a change in our bond weighting at this point.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 2001, CONTINUED

LOOKING AHEAD

Volatile periods, characterized by divergent asset class performance and above-average risk, favor a diversified portfolio over a large bet in a single sector. During the sharp climb in equity prices from 1996 to 1999, one could argue that the tide was lifting all boats, therefore exposing one's portfolio to above-average holdings in technology, or media, or even transportation stocks did not necessarily increase risk at proportional levels. Now, however, the opposite appears true, as diminished visibility and greater volatility require a more balanced portfolio to sustain the shocks. At some point, perhaps within a couple of months, we may be able to return to the equity markets with a greater degree of confidence that profit growth will sustain and fuel price/earnings multiple expansion. For now, we must seek to protect our assets with care and patience, in preparation for the next opportunity.

We appreciate your ongoing support of Morgan Stanley Dean Witter Strategist Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FUND PERFORMANCE JANUARY 31, 2001

                                                   AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------------------------------------
                            CLASS A*                                                         CLASS B**
   -----------------------------------------------------------      -----------------------------------------------------------
   PERIOD ENDED 1/31/01                                             PERIOD ENDED 1/31/01
   --------------------                                             --------------------
   1 Year                            3.14%(1)        (2.28%)(2)     1 Year                            2.44%(1)        (1.96%)(2)
   Since Inception (7/28/97)        11.71%(1)        10.01%(2)      5 Years                          13.32%(1)        13.08%(2)
                                                                    10 Years                         13.03%(1)        13.03%(2)

                            CLASS C+                                                         CLASS D++
   -----------------------------------------------------------      -----------------------------------------------------------
   PERIOD ENDED 1/31/01                                             PERIOD ENDED 1/31/01
   --------------------                                             --------------------
   1 Year                            2.32%(1)         1.44%(2)      1 Year                            3.38%(1)
   Since Inception (7/28/97)        10.86%(1)        10.86%(2)      Since Inception (7/28/97)        11.97%(1)

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED)

NUMBER OF
  SHARES                                                                                VALUE
--------------------------------------------------------------------------------------------------
            COMMON STOCKS (58.8%)
            AEROSPACE & DEFENSE (1.7%)
   501,200  Lockheed Martin Corp..................................................  $   17,381,616
   650,000  Raytheon Co. (Class B)................................................      22,873,500
                                                                                    --------------
                                                                                        40,255,116
                                                                                    --------------
            AIRLINES (1.7%)
   462,500  AMR Corp.*............................................................      18,079,125
   425,000  Continental Airlines, Inc. (Class B)*.................................      22,163,750
                                                                                    --------------
                                                                                        40,242,875
                                                                                    --------------
            APPAREL/FOOTWEAR RETAIL (2.1%)
   759,585  Gap, Inc. (The).......................................................      24,762,471
   345,800  Payless ShoeSource, Inc.*.............................................      24,793,860
                                                                                    --------------
                                                                                        49,556,331
                                                                                    --------------
            BEVERAGES: NON-ALCOHOLIC (0.8%)
   410,000  PepsiCo, Inc. ........................................................      18,068,700
                                                                                    --------------
            BIOTECHNOLOGY (3.6%)
   670,000  Applera Corp. - Celera Genomics Group*................................      32,830,000
   610,000  COR Therapeutics, Inc.*...............................................      23,790,000
   300,000  Enzon, Inc.*..........................................................      18,825,000
   301,200  Incyte Genomics, Inc.*................................................       8,395,950
    40,000  Trimeris, Inc.*.......................................................       1,995,000
                                                                                    --------------
                                                                                        85,835,950
                                                                                    --------------
            CABLE/SATELLITE T V (1.5%)
   364,800  Adelphia Communications Corp. (Class A)*..............................      15,777,600
   480,000  Comcast Corp. (Class A Special)*......................................      20,550,000
                                                                                    --------------
                                                                                        36,327,600
                                                                                    --------------
            CHEMICALS: MAJOR DIVERSIFIED (1.0%)
   700,000  Dow Chemical Co. .....................................................      24,010,000
                                                                                    --------------
            COMPUTER COMMUNICATIONS (0.5%)
   303,068  Cisco Systems, Inc.*..................................................      11,346,108
                                                                                    --------------
            COMPUTER PERIPHERALS (1.4%)
   438,000  EMC Corp.*............................................................      33,283,620
                                                                                    --------------
            COMPUTER PROCESSING HARDWARE (2.2%)
 1,200,000  Compaq Computer Corp. ................................................      28,452,000
   800,000  Sun Microsystems, Inc.*...............................................      24,450,000
                                                                                    --------------
                                                                                        52,902,000
                                                                                    --------------
            DEPARTMENT STORES (1.0%)
 1,682,600  Saks, Inc.*...........................................................      22,630,970
                                                                                    --------------
NUMBER OF
  SHARES                                                                                VALUE
--------------------------------------------------------------------------------------------------
            DISCOUNT STORES (1.2%)
   630,040  Costco Wholesale Corp.*...............................................  $   29,139,350
                                                                                    --------------
            ENVIRONMENTAL SERVICES (1.2%)
   600,000  Allied Waste Industries, Inc.*........................................       8,970,000
   800,000  Waste Management, Inc. ...............................................      19,520,000
                                                                                    --------------
                                                                                        28,490,000
                                                                                    --------------
            FINANCE/RENTAL/LEASING (1.5%)
   228,000  Fannie Mae............................................................      16,913,040
   283,000  Freddie Mac...........................................................      17,263,000
                                                                                    --------------
                                                                                        34,176,040
                                                                                    --------------
            FINANCIAL CONGLOMERATES (3.3%)
   300,000  American Express Co. .................................................      14,130,000
   385,000  Citigroup, Inc........................................................      21,548,450
   400,000  Hancock (John) Financial Services.....................................      13,940,000
   500,000  J.P. Morgan Chase & Co. ..............................................      27,495,000
                                                                                    --------------
                                                                                        77,113,450
                                                                                    --------------
            FOOD: MAJOR DIVERSIFIED (0.8%)
   468,040  General Mills, Inc. ..................................................      19,610,876
                                                                                    --------------
            INDUSTRIAL CONGLOMERATES (0.9%)
   457,000  General Electric Co...................................................      21,022,000
                                                                                    --------------
            INTERNET SOFTWARE/SERVICES (1.1%)
   410,000  BEA Systems, Inc.*....................................................      27,034,375
                                                                                    --------------
            INVESTMENT BANKS/BROKERS (1.9%)
   620,000  Merrill Lynch & Co., Inc. ............................................      44,950,000
                                                                                    --------------
            MAJOR BANKS (2.3%)
   300,000  Bank of New York Co., Inc.............................................      16,419,000
   385,000  Mellon Financial Corp. ...............................................      17,941,000
   370,000  Wells Fargo & Co......................................................      19,058,700
                                                                                    --------------
                                                                                        53,418,700
                                                                                    --------------
            MANAGED HEALTH CARE (2.2%)
 1,080,000  Oxford Health Plans, Inc.*............................................      33,682,500
   320,000  UnitedHealth Group Inc. ..............................................      18,051,200
                                                                                    --------------
                                                                                        51,733,700
                                                                                    --------------
            MEDIA CONGLOMERATES (2.2%)
   700,000  AOL Time Warner Inc...................................................      36,792,000
   462,060  Disney (Walt) Co. (The)...............................................      14,069,727
                                                                                    --------------
                                                                                        50,861,727
                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                VALUE
--------------------------------------------------------------------------------------------------
            MEDICAL SPECIALTIES (3.0%)
   365,200  Applera Corp. - Applied Biosystems Group..............................  $   30,676,800
   427,000  Baxter International, Inc. ...........................................      37,524,760
                                                                                    --------------
                                                                                        68,201,560
                                                                                    --------------
            MULTI-LINE INSURANCE (0.8%)
   220,937  American International Group, Inc.....................................      18,784,064
                                                                                    --------------
            OIL & GAS PRODUCTION (0.8%)
   293,000  Kerr-McGee Corp. .....................................................      18,945,380
                                                                                    --------------
            OILFIELD SERVICES/EQUIPMENT (1.3%)
   193,000  Schlumberger Ltd......................................................      14,822,400
   210,000  Smith International, Inc.*............................................      15,981,000
                                                                                    --------------
                                                                                        30,803,400
                                                                                    --------------
            PACKAGED SOFTWARE (4.3%)
   280,000  Mercury Interactive Corp.*............................................      24,325,000
   500,000  Microsoft Corp.*......................................................      30,531,250
   680,000  Oracle Corp.*.........................................................      19,805,000
   400,000  Siebel Systems, Inc.*.................................................      26,525,000
                                                                                    --------------
                                                                                       101,186,250
                                                                                    --------------
            PHARMACEUTICALS: MAJOR (2.7%)
   205,000  Johnson & Johnson ....................................................      19,091,650
   228,000  Merck & Co., Inc......................................................      18,737,040
   353,000  Pfizer, Inc. .........................................................      15,937,950
   200,000  Schering-Plough Corp. ................................................      10,080,000
                                                                                    --------------
                                                                                        63,846,640
                                                                                    --------------
            PRECIOUS METALS (2.8%)
 1,450,000  Barrick Gold Corp. (Canada) ..........................................      22,431,500
 1,403,000  Newmont Mining Corp. .................................................      21,676,350
 2,460,000  Placer Dome Inc. (Canada).............................................      21,721,800
                                                                                    --------------
                                                                                        65,829,650
                                                                                    --------------
            PROPERTY - CASUALTY INSURERS (1.8%)
   550,000  ACE, Ltd. (Bermuda) ..................................................      20,350,000
   550,000  Allstate Corp. (The) .................................................      21,384,000
                                                                                    --------------
                                                                                        41,734,000
                                                                                    --------------
            REGIONAL BANKS (0.9%)
   550,000  Union Planters Corp. .................................................      21,098,000
                                                                                    --------------
            SAVINGS BANKS (0.8%)
   373,000  Golden West Financial Corp............................................      19,970,420
                                                                                    --------------
            SEMICONDUCTORS (1.2%)
   600,000  Micron Technology, Inc.*..............................................      27,462,000
                                                                                    --------------
NUMBER OF
  SHARES                                                                                VALUE
--------------------------------------------------------------------------------------------------
            SPECIALTY STORES (1.1%)
   985,440  Bed Bath & Beyond, Inc.*..............................................  $   26,175,750
                                                                                    --------------
            TELECOMMUNICATION EQUIPMENT (1.2%)
   400,000  Nortel Networks Corp. (Canada)........................................      15,292,000
   400,000  Sycamore Networks, Inc.*..............................................      14,100,000
                                                                                    --------------
                                                                                        29,392,000
                                                                                    --------------

            TOTAL COMMON STOCKS
            (COST $1,066,583,467).................................................   1,385,438,602
                                                                                    --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            CORPORATE BONDS (8.3%)
            AEROSPACE & DEFENSE (0.3%)
            Raytheon Co.
$    4,000    6.45% due 08/15/02................................................................       4,031,720
     4,000    6.15% due 11/01/08................................................................       3,878,400
                                                                                                  --------------
                                                                                                       7,910,120
                                                                                                  --------------
            BEVERAGES: ALCOHOLIC (0.2%)
     4,000  Anheuser-Busch Companies, Inc.
              7.55% due 10/01/30................................................................       4,487,680
                                                                                                  --------------
            CABLE/SATELLITE T V (0.4%)
            Continental Cablevision Inc.
     4,000    8.50% due 09/15/01................................................................       4,045,680
     5,000    9.50% due 08/01/13................................................................       5,437,800
                                                                                                  --------------
                                                                                                       9,483,480
                                                                                                  --------------
            COMPUTER PROCESSING HARDWARE (0.2%)
     3,500  Hewlett-Packard Co.
              7.15% due 06/15/05................................................................       3,672,375
                                                                                                  --------------
            ELECTRIC UTILITIES (0.9%)
     4,000  Alabama Power Co.
              7.85% due 05/15/03................................................................       4,155,280
     4,000  Commonwealth Edison Company
              8.375% due 09/15/22...............................................................       4,042,840
     4,000  Connecticut Light & Power Co.
              7.75% due 06/01/02................................................................       4,095,360
            Texas Utilities Electric Co.
     4,000    8.125% due 02/01/02...............................................................       4,085,600
     4,000    8.25% due 04/01/04................................................................       4,233,880
                                                                                                  --------------
                                                                                                      20,612,960
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            FINANCE/RENTAL/LEASING (0.2%)
$    4,000  Household Finance Corp.
              7.875% due 03/01/07...............................................................  $    4,224,680
       100  MBNA Capital I (Series A)
              8.278% due 12/01/26...............................................................          82,836
                                                                                                  --------------
                                                                                                       4,307,516
                                                                                                  --------------
            FINANCIAL CONGLOMERATES (0.6%)
     3,500  Associates Corporation of North America
              6.10% due 01/15/05................................................................       3,503,325
     4,000  Boeing Capital Corp.
              6.35% due 11/15/07................................................................       4,065,000
            General Electric Capital Corp.
     4,000    6.80% due 11/01/05................................................................       4,186,560
     2,000    7.25% due 05/03/04................................................................       2,099,360
                                                                                                  --------------
                                                                                                      13,854,245
                                                                                                  --------------
            FOOD: MAJOR DIVERSIFIED (0.3%)
     4,000  Bestfoods
              6.625% due 04/15/28...............................................................       3,714,840
     4,000  Unilever Capital Corp.
              7.125% due 11/01/10...............................................................       4,243,800
                                                                                                  --------------
                                                                                                       7,958,640
                                                                                                  --------------
            HOUSEHOLD/PERSONAL CARE (0.3%)
            Proctor & Gamble Co.
     4,000    6.60% due 12/15/04................................................................       4,150,640
     4,000    6.45% due 01/15/26................................................................       3,967,240
                                                                                                  --------------
                                                                                                       8,117,880
                                                                                                  --------------
            INDUSTRIAL CONGLOMERATES (0.4%)
     6,000  Honeywell, Inc.
              6.625% due 06/15/28...............................................................       5,938,500
     4,000  Honeywell International, Inc.
              7.50% due 03/01/10................................................................       4,366,040
       100  Tyco International Group SA (Luxembourg)
              6.375% due 06/15/05...............................................................         101,017
                                                                                                  --------------
                                                                                                      10,405,557
                                                                                                  --------------
            INTEGRATED OIL (0.3%)
     4,000  BP Amoco PLC
              5.90% due 04/15/09................................................................       3,969,680
     4,500  Phillips Petroleum Co.
              6.375% due 03/30/09...............................................................       4,448,430
                                                                                                  --------------
                                                                                                       8,418,110
                                                                                                  --------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

            INVESTMENT BANKS/BROKERS (0.3%)
$    4,000  Bear Stearns Companies, Inc. (The)
              7.625% due 12/07/09...............................................................  $    4,147,000
     4,000  Lehman Brothers Holdings Corp.
              7.875% due 08/15/10...............................................................       4,224,080
                                                                                                  --------------
                                                                                                       8,371,080
                                                                                                  --------------
            LIFE/HEALTH INSURANCE (0.2%)
     4,000  MONY Group, Inc. (The)
              7.45% due 12/15/05................................................................       4,087,120
                                                                                                  --------------
            MAJOR BANKS (0.4%)
     5,000  Bank One Texas N.A.
              6.25% due 02/15/08................................................................       4,843,650
     4,000  First Union Corp.
              6.00% due 10/30/08................................................................       3,743,960
                                                                                                  --------------
                                                                                                       8,587,610
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS (0.6%)
            Sprint Capital Corp.
     4,000    7.625% due 01/30/11...............................................................       4,040,960
     5,000    6.90% due 05/01/19................................................................       4,513,000
     5,000  WorldCom, Inc. - 144A**
              7.375% due 01/15/06...............................................................       5,157,800
                                                                                                  --------------
                                                                                                      13,711,760
                                                                                                  --------------
            MEDIA CONGLOMERATES (0.4%)
     4,000  News America Holdings, Inc.
              7.75% due 12/01/45................................................................       3,593,880
     5,450  Time Warner Inc.
              9.15% due 02/01/23................................................................       6,548,066
                                                                                                  --------------
                                                                                                      10,141,946
                                                                                                  --------------
            MOTOR VEHICLES (0.4%)
     6,000  DaimlerChrysler North American Holdings Co.
              8.50% due 01/18/31................................................................       6,313,020
     2,000  General Motors Corp.
              7.20% due 01/15/11................................................................       2,045,840
                                                                                                  --------------
                                                                                                       8,358,860
                                                                                                  --------------
            MOVIES/ENTERTAINMENT (0.2%)
     5,000  Paramount Communications, Inc.
              7.50% due 01/15/02................................................................       5,069,000
                                                                                                  --------------
            OIL & GAS PIPELINES (0.2%)
     1,000  Coastal Corp.
              7.625% due 09/01/08...............................................................       1,051,940
     3,000  Enron Corp. - 144A**
              8.00% due 08/15/05................................................................       3,142,770
                                                                                                  --------------
                                                                                                       4,194,710
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            OIL & GAS PRODUCTION (0.2%)
$    4,000  Apache Corp.
              7.625% due 07/01/19...............................................................  $    4,253,320
                                                                                                  --------------
            PHARMACEUTICALS: MAJOR (0.3%)
     3,500  Abbott Laboratories
              6.40% due 12/01/06................................................................       3,581,795
     4,000  Johnson & Johnson
              6.95% due 09/01/29................................................................       4,261,200
                                                                                                  --------------
                                                                                                       7,842,995
                                                                                                  --------------
            RAILROADS (0.4%)
       924  Southern Pacific Transportation
              Co. (Series B)
              7.28% due 04/30/15................................................................         921,034
            Union Pacific Corp.
     4,000    6.625% due 02/01/08...............................................................       4,003,960
     4,000    6.34% due 11/25/03................................................................       4,016,520
                                                                                                  --------------
                                                                                                       8,941,514
                                                                                                  --------------
            SAVINGS BANKS (0.2%)
     4,500  Washington Mutual Financial
              Corp.
              8.25% due 06/15/05................................................................       4,808,160
                                                                                                  --------------
            SPECIALTY TELECOMMUNICATIONS (0.2%)
     4,000  US West Capital Funding, Inc.
              6.875% due 08/15/01...............................................................       4,015,160
                                                                                                  --------------
            WIRELESS COMMUNICATIONS (0.2%)
     4,000  Vodafone Group PLC
              6.65% due 05/01/08................................................................       4,009,240
                                                                                                  --------------

            TOTAL CORPORATE BONDS
            (COST $189,221,963).................................................................     195,621,038
                                                                                                  --------------

            FOREIGN GOVERNMENT OBLIGATIONS (0.9%)
     5,000  Manitoba (Province of) (Canada)
              5.50% due 10/01/08................................................................       4,842,850
     4,000  New Brunswick (Province of) (Canada)
              7.625% due 06/29/04...............................................................       4,253,600
            Quebec
              (Province of) (Canada)
     4,000    6.125% due 01/22/11...............................................................       3,990,480
     3,300    6.50% due 01/17/06................................................................       3,425,136
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
$    5,000    7.50% due 07/15/23................................................................  $    5,469,050
                                                                                                  --------------

            TOTAL FOREIGN GOVERNMENT OBLIGATIONS
            (COST $20,623,442)..................................................................      21,981,116
                                                                                                  --------------

            U.S. GOVERNMENT & AGENCY
            OBLIGATIONS (12.6%)
    10,000  Federal Home Loan Banks
              4.875% due 01/22/02...............................................................       9,992,200
            Federal Home Loan Mortgage Corp.
    10,000    5.125% due 10/15/08...............................................................       9,391,000
    18,000    7.375% due 05/15/03...............................................................      18,866,880
            Federal National Mortgage Assoc.
    12,000    5.625% due 05/14/04...............................................................      12,160,800
     8,000    7.125% due 02/15/05...............................................................       8,503,040
            U.S. Treasury Bond
     3,000    6.00% due 02/15/26................................................................       3,144,600
     7,100    6.125% due 08/15/29...............................................................       7,663,598
    45,000    6.25% due 08/15/23................................................................      48,482,550
     4,000    6.25% due 05/15/30................................................................       4,416,240
       100    6.375% due 08/15/27...............................................................         110,229
       200    6.625% due 02/15/27...............................................................         227,000
     6,000    6.75% due 05/15/05................................................................       6,430,140
     1,565    6.875% due 08/15/25...............................................................       1,820,580
       150    7.625% due 02/15/25...............................................................         189,030
            U.S. Treasury Note
    47,950    5.50% due 08/31/01................................................................      48,099,124
     4,500    5.50% due 05/15/09................................................................       4,603,455
     1,000    5.625% due 02/28/01...............................................................       1,000,320
       100    5.75% due 08/15/03................................................................         102,371
     4,000    5.75% due 11/15/05................................................................       4,158,440
    13,900    5.75% due 08/15/10................................................................      14,514,658
    17,000    5.875% due 11/15/04...............................................................      17,590,750
    18,000    6.125% due 08/15/07...............................................................      19,054,620
    15,000    6.25% due 01/31/02................................................................      15,213,750
     1,140    6.25% due 02/15/03................................................................       1,173,516
     8,600    6.50% due 08/15/05................................................................       9,155,990
     1,500    6.50% due 02/15/10................................................................       1,641,105
     1,150    6.625% due 06/30/01...............................................................       1,157,544
    10,000    6.625% due 05/15/07...............................................................      10,842,700
     6,100    6.875% due 05/15/06...............................................................       6,641,863
     6,000    7.00% due 07/15/06................................................................       6,571,020
     1,100    7.25% due 05/15/04................................................................       1,179,937
     2,000    7.25% due 08/15/04................................................................       2,154,260

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
$       75    7.50% due 11/15/01................................................................  $       76,519
                                                                                                  --------------

            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (COST $284,056,257).................................................................     296,329,829
                                                                                                  --------------
            SHORT-TERM INVESTMENTS (a) (18.7%)
            U.S. GOVERNMENT AGENCIES
   150,000  Federal Home Loan Mortgage Corp.
              5.65% due 02/09/01................................................................     149,811,667
   100,000  Federal Home Loan Mortgage Corp.
              5.43% due 02/27/01................................................................      99,607,833
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

$  190,000  Student Loan Marketing Assoc.
              5.58% due 02/01/01................................................................  $  190,000,000
                                                                                                  --------------

            TOTAL U.S. GOVERNMENT AGENCIES
            (COST $439,419,500).................................................................     439,419,500
                                                                                                  --------------

TOTAL INVESTMENTS
(COST $1,999,904,629) (b)...............................................................   99.3%    2,338,790,085

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.7        15,426,819
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,354,216,904
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $360,435,763 and the aggregate gross unrealized depreciation is $21,550,307, resulting in net unrealized appreciation of $338,885,456.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (cost $1,999,904,629).....................................................................  $2,338,790,085
Cash........................................................................................          89,105
Receivable for:
    Interest................................................................................       9,570,343
    Investments sold........................................................................       7,741,169
    Shares of beneficial interest sold......................................................       5,134,602
    Dividends...............................................................................         887,936
Prepaid expenses and other assets...........................................................         120,388
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,362,333,628
                                                                                              --------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............................................       4,803,828
    Plan of distribution fee................................................................       1,930,790
    Investment management fee...............................................................       1,086,905
    Investments purchased...................................................................          33,740
Accrued expenses and other payables.........................................................         261,461
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       8,116,724
                                                                                              --------------
     NET ASSETS.............................................................................  $2,354,216,904
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,016,713,016
Net unrealized appreciation.................................................................     338,884,765
Accumulated undistributed net investment income.............................................      11,049,847
Accumulated net realized loss...............................................................     (12,430,724)
                                                                                              --------------
     NET ASSETS.............................................................................  $2,354,216,904
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................    $126,031,468
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       6,933,126
     NET ASSETS VALUE PER SHARE.............................................................          $18.18
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $19.19
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $2,089,976,992
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     114,954,183
     NET ASSETS VALUE PER SHARE.............................................................          $18.18
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $47,572,401
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       2,627,800
     NET ASSETS VALUE PER SHARE.............................................................          $18.10
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $90,636,043
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       4,979,382

     NET ASSETS VALUE PER SHARE.............................................................          $18.20
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest.......................................................................................  $35,720,163
Dividends (net of $73,312 foreign withholding tax).............................................    5,636,781
                                                                                                 -----------

     TOTAL INCOME..............................................................................   41,356,944
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................      155,844
Plan of distribution fee (Class B shares)......................................................   10,038,458
Plan of distribution fee (Class C shares)......................................................      217,737
Investment management fee......................................................................    6,107,539
Transfer agent fees and expenses...............................................................      898,965
Registration fees..............................................................................      123,883
Shareholder reports and notices................................................................       70,326
Custodian fees.................................................................................       67,180
Professional fees..............................................................................       29,623
Trustees' fees and expenses....................................................................        8,297
Other..........................................................................................       14,839
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   17,732,691
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   23,624,253
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss..............................................................................   (8,419,203)
Net change in unrealized appreciation..........................................................   26,469,464
                                                                                                 -----------

     NET GAIN..................................................................................   18,050,261
                                                                                                 -----------

NET INCREASE...................................................................................  $41,674,514
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX      FOR THE YEAR
                                                                                MONTHS ENDED        ENDED
                                                                              JANUARY 31, 2001  JULY 31, 2000
--------------------------------------------------------------------------------------------------------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................   $   23,624,253   $   31,979,629
Net realized gain (loss)....................................................       (8,419,203)     346,617,902
Net change in unrealized appreciation.......................................       26,469,464     (130,383,405)
                                                                               --------------   --------------

     NET INCREASE...........................................................       41,674,514      248,214,126
                                                                               --------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................       (1,495,976)      (1,571,516)
    Class B shares..........................................................      (17,950,150)     (22,161,327)
    Class C shares..........................................................         (369,155)        (314,168)
    Class D shares..........................................................       (1,188,421)      (1,590,141)
Net realized gain
    Class A shares..........................................................      (15,249,403)      (6,239,051)
    Class B shares..........................................................     (260,159,163)    (157,446,517)
    Class C shares..........................................................       (5,550,578)      (1,738,094)
    Class D shares..........................................................      (11,178,557)      (6,302,510)
                                                                               --------------   --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................     (313,141,403)    (197,363,324)
                                                                               --------------   --------------
Net increase from transactions in shares of beneficial interest.............      351,612,275      236,166,642
                                                                               --------------   --------------

     NET INCREASE...........................................................       80,145,386      287,017,444
                                                                               --------------   --------------

NET ASSETS:
Beginning of period.........................................................    2,274,071,518    1,987,054,074
                                                                               --------------   --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $11,049,847 AND
    $8,429,296, RESPECTIVELY)...............................................   $2,354,216,904   $2,274,071,518
                                                                               ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $40,963,933 at January 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months January 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $192, $773,283 and $14,397, respectively and received $94,947 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months January 31, 2001 aggregated $1,574,597,474 and $1,403,463,610, respectively.
Included in the aforementioned are purchases and sales/ maturities/prepayments of U.S. Government securities of $294,966,054 and $280,294,019, respectively.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, of $63,063, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $81,170 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,315. At January 31, 2001, the Fund had an accrued pension liability of $69,095 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $3,000 during fiscal 2000.

At July 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        JANUARY 31, 2001              JULY 31, 2000
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................    1,935,342  $  39,241,896     3,318,317  $  70,298,802
Reinvestment of dividends and distributions......................      894,426     15,955,002       359,691      7,127,658
Redeemed.........................................................   (1,254,007)   (25,535,536)   (1,515,494)   (31,717,315)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class A...........................................    1,575,761     29,661,362     2,162,514     45,709,145
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   11,314,203    223,860,523    18,765,850    394,709,126
Reinvestment of dividends and distributions......................   14,101,971    251,756,504     8,188,679    162,143,354
Redeemed.........................................................   (9,439,591)  (187,695,543)  (18,930,130)  (395,536,400)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class B...........................................   15,976,583    287,921,484     8,024,399    161,316,080
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................      733,692     14,486,176     1,298,818     27,199,414
Reinvestment of dividends and distributions......................      318,543      5,662,893       100,045      1,979,888
Redeemed.........................................................     (320,586)    (6,416,882)     (305,671)    (6,397,242)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class C...........................................      731,649     13,732,187     1,093,192     22,782,060
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      840,406     17,336,674       657,345     13,809,612
Reinvestment of dividends and distributions......................      643,346     11,513,839       366,091      7,274,623
Redeemed.........................................................     (420,062)    (8,553,271)     (702,780)   (14,724,878)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class D...........................................    1,063,690     20,297,242       320,656      6,359,357
                                                                   -----------  -------------   -----------  -------------
Net increase in Fund.............................................   19,347,683  $ 351,612,275    11,600,761  $ 236,166,642
                                                                   ===========  =============   ===========  =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2001, there were no outstanding forward contracts.

8. CHANGE IN ACCOUNTING POLICY

Effective August 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and, as required, begin amortizing premiums on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation based on securities held as of July 31, 2001.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX             FOR THE YEAR ENDED JULY 31            JULY 28, 1997 *
                                                   MONTHS ENDED       -------------------------------------          THROUGH
                                                 JANUARY 31, 2001       2000          1999          1998          JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period............      $  20.64        $  20.16      $  20.23      $  18.75          $  18.40
                                                      --------        --------      --------      --------          --------

Income from investment operations:
   Net investment income........................          0.27            0.44          0.32          0.36              0.01
   Net realized and unrealized gain.............          0.12            2.16          1.46          2.06              0.34
                                                      --------        --------      --------      --------          --------

Total income from investment operations.........          0.39            2.60          1.78          2.42              0.35
                                                      --------        --------      --------      --------          --------

Less dividends and distributions from:
   Net investment income........................         (0.25)          (0.37)        (0.32)        (0.43)          --
   Net realized gain............................         (2.60)          (1.75)        (1.53)        (0.51)          --
                                                      --------        --------      --------      --------          --------

Total dividends and distributions...............         (2.85)          (2.12)        (1.85)        (0.94)          --
                                                      --------        --------      --------      --------          --------

Net asset value, end of period..................      $  18.18        $  20.64      $  20.16      $  20.23          $  18.75
                                                      ========        ========      ========      ========          ========

TOTAL RETURN+...................................          2.20%(1)       13.48%        10.01%        13.48%             1.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................          0.87%(2)(3)     0.88%(3)      0.87%(3)      0.91%             0.92%(2)

Net investment income...........................          2.65%(2)(3)     2.06%(3)      1.66%(3)      1.85%             5.06%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........      $126,031        $110,600       $64,418       $34,891               $79

Portfolio turnover rate.........................            81%(1)         187%          121%           92%              158%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                FOR THE SIX                                  FOR THE YEAR ENDED JULY 31
                                MONTHS ENDED        -----------------------------------------------------------------------------
                             JANUARY 31, 2001++       2000++         1999++         1998++         1997++             1996
---------------------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning
 of period..................     $    20.65         $    20.16     $    20.23     $    18.75     $    16.02        $    15.87
                                 ----------         ----------     ----------     ----------     ----------        ----------

Income from investment
 operations:
   Net investment income....           0.20               0.29           0.19           0.24           0.39              0.30
   Net realized and
   unrealized gain..........           0.11               2.18           1.46           2.06           4.10              1.43
                                 ----------         ----------     ----------     ----------     ----------        ----------

Total income from investment
 operations.................           0.31               2.47           1.65           2.30           4.49              1.73
                                 ----------         ----------     ----------     ----------     ----------        ----------

Less dividends and
 distributions from:
   Net investment income....          (0.18)             (0.23)         (0.19)         (0.31)         (0.36)            (0.32)
   Net realized gain........          (2.60)             (1.75)         (1.53)         (0.51)         (1.40)            (1.26)
                                 ----------         ----------     ----------     ----------     ----------        ----------

Total dividends and
 distributions..............          (2.78)             (1.98)         (1.72)         (0.82)         (1.76)            (1.58)
                                 ----------         ----------     ----------     ----------     ----------        ----------

Net asset value, end of
 period.....................     $    18.18         $    20.65     $    20.16     $    20.23     $    18.75        $    16.02
                                 ==========         ==========     ==========     ==========     ==========        ==========

TOTAL RETURN+...............           1.78%(1)          12.79%          9.23%         12.77%         29.73%            11.47%

RATIOS TO AVERAGE NET
ASSETS:
Expenses....................           1.58%(2)(3)        1.53%(3)       1.57%(3)       1.54%          1.56%             1.58%

Net investment income.......           1.94%(2)(3)        1.41%(3)       0.96%(3)       1.24%          2.29%             1.88%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands...............     $2,089,977         $2,043,540     $1,833,935     $1,659,037     $1,540,880        $1,259,305

Portfolio turnover rate.....             81%(1)            187%           121%            92%           158%              174%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the Old Shares)) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated
     Class B shares. The Old Shares and shares held by those employee benefit plans prior July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX             FOR THE YEAR ENDED JULY 31            JULY 28, 1997 *
                                                   MONTHS ENDED       -------------------------------------          THROUGH
                                                 JANUARY 31, 2001       2000          1999          1998          JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period............      $  20.57        $  20.11      $  20.19      $  18.75          $  18.40
                                                      --------        --------      --------      --------          --------

Income from investment operations:
   Net investment income........................          0.19            0.29          0.16          0.21              0.01
   Net realized and unrealized gain.............          0.12            2.15          1.47          2.06              0.34
                                                      --------        --------      --------      --------          --------

Total income from investment operations.........          0.31            2.44          1.63          2.27              0.35
                                                      --------        --------      --------      --------          --------

Less dividends and distributions from:
   Net investment income........................         (0.18)          (0.23)        (0.18)        (0.32)          --
   Net realized gain............................         (2.60)          (1.75)        (1.53)        (0.51)          --
                                                      --------        --------      --------      --------          --------

Total dividends and distributions...............         (2.78)          (1.98)        (1.71)        (0.83)          --
                                                      --------        --------      --------      --------          --------

Net asset value, end of period..................      $  18.10        $  20.57      $  20.11      $  20.19          $  18.75
                                                      ========        ========      ========      ========          ========

TOTAL RETURN+...................................          1.77%(1)       12.62%         9.15%        12.66%             1.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................          1.62%(2)(3)     1.63%(3)      1.65%(3)      1.66%             1.67%(2)

Net investment income...........................          1.90%(2)(3)     1.31%(3)      0.88%(3)      1.08%             4.38%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........       $47,572         $39,006       $16,147        $7,861              $114

Portfolio turnover rate.........................            81%(1)         187%          121%           92%              158%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX             FOR THE YEAR ENDED JULY 31            JULY 28, 1997 *
                                                   MONTHS ENDED       -------------------------------------          THROUGH
                                                 JANUARY 31, 2001       2000          1999          1998          JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period............      $  20.67        $  20.18      $  20.25      $  18.75          $  18.40
                                                      --------        --------      --------      --------          --------

Income from investment operations:
   Net investment income........................          0.29            0.48          0.37          0.41              0.01
   Net realized and unrealized gain.............          0.12            2.18          1.45          2.06              0.34
                                                      --------        --------      --------      --------          --------

Total income from investment operations.........          0.41            2.66          1.82          2.47              0.35
                                                      --------        --------      --------      --------          --------

Less dividends and distributions from:
   Net investment income........................         (0.28)          (0.42)        (0.36)        (0.46)          --
   Net realized gain............................         (2.60)          (1.75)        (1.53)        (0.51)          --
                                                      --------        --------      --------      --------          --------

Total dividends and distributions...............         (2.88)          (2.17)        (1.89)        (0.97)          --
                                                      --------        --------      --------      --------          --------

Net asset value, end of period..................      $  18.20        $  20.67      $  20.18      $  20.25          $  18.75
                                                      ========        ========      ========      ========          ========

TOTAL RETURN+...................................          2.27%(1)       13.79%        10.23%        13.80%             1.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................          0.62%(2)(3)     0.63%(3)      0.65%(3)      0.66%             0.67%(2)

Net investment income...........................          2.90%(2)(3)     2.31%(3)      1.88%(3)      2.12%             5.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........       $90,636         $80,925       $72,554       $67,797           $57,938

Portfolio turnover rate.........................            81%(1)         187%          121%           92%              158%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Angelo Manloudakis
Vice President

Charles Moon
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
STRATEGIST FUND


[PHOTO]


SEMIANNUAL REPORT
JANUARY 31, 2001